Investment Managers Series Trust II

235 West Galena Street

Milwaukee, Wisconsin 53212

February 3, 2023

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

Division of Investment Management

100 “F” Street, N.E.

Washington, DC  20549

Re:	Investment Managers Series Trust II (the “Trust”)
File Nos. 333-191476 and 811-22894

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information for the AXS Adaptive Plus Fund, AXS All Terrain Opportunity Fund, AXS Alternative Value Fund, AXS Chesapeake Strategy Fund, AXS Thomson Reuters Venture Capital Return Tracker Fund, AXS Market Neutral Fund, AXS Merger Fund, AXS Multi-Strategy Alternatives Fund, AXS Sustainable Income Fund, and AXS Thomson Reuters Private Equity Return Tracker Fund (the “Funds”), each a series of the Trust, do not differ from those contained in Post-Effective Amendment No. 378 to the Trust’s Registration Statement on Form N1-A. This Amendment was filed electronically on January 27, 2023, with an effective date of February 1, 2023.

If you have any questions or require further information, do not hesitate to contact Diane Drake at (626) 385-5785 or diane.drake@mfac-ca.com.

Sincerely,

/s/Amy Centurioni
Amy Centurioni
Investment Managers Series Trust II